UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-01582

THE ENTERPRISE GROUP OF FUNDS, INC.

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 - October 31, 2005

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Enterprise Group of

Funds, Inc.

2005 Certified

Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

THE ENTERPRISE GROUP OF FUNDS, INC.

ANNUAL REPORT

October 31, 2005

NOTES ON PERFORMANCE

Total Returns

Performance of each of the funds of the The Enterprise Group of Funds, Inc. shown on the following pages compares each fund’s performance to that of a broad-based securities index. Performance information is as of the date shown and represents past performance and is not indicative of future results. Investment return and principal value of an investment in each of the funds will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares may be worth more or less at redemption or withdrawal than at original purchase. Market volatility and interest rate changes, among other factors, can significantly affect a fund’s short-term returns.

Fund performance reflects the deduction of management fees and other fund expenses. All results include reinvested dividends and capital gains distributions. Standardized returns also reflect the deduction of maximum sales charges that apply to each class of shares and that were in effect during the reporting period. The expenses of the AXA Enterprise Growth Fund are currently being waived or reimbursed so that the total fund expense does not exceed a certain limit. Without this expense limit, the total return of this fund would have been lower.

For each of the funds of the Enterprise Group of Funds, the maximum front-end sales charge for Classes A shares in effect during the reporting period was 4.75% of offering price. Class B shares were subject to a maximum contingent deferred sales charge equal to 5% in year 1, 4% in year 2, 4% in year 3, 3% in year 4, 2% in year 5 and 1% in year 6. Class C shares were subject to a 1% contingent deferred sales charge if redeemed within 12 months of purchase. Class Y shares are sold at net asset value and do not have a front-end sales charge or a deferred sales charge.

Growth of $10,000 Investment

The Growth of $10,000 Investment Charts shown for each fund illustrates the total value of an assumed investment in Class A shares of each fund of AXA Enterprise Group of Funds, Inc. The periods illustrated are for a 10 year period (or since inception) through October 31, 2005. These results assume reinvestment of dividends and capital gains. The returns for the funds’ Class A (which are shown in the chart), Class B and Class C shares are lower than the Class Y shares because these other shares have higher total expenses. In addition, unlike Class A, Class B and Class C shares, Class Y shares do not have any sales charges. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

Russell 1000® Growth Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Standard & Poor’s 500 Index

This index contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

AXA ENTERPRISE GROWTH FUND

FUND ADVISER

•	Montag & Caldwell, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 10/31/05 Without Sales Charges

	1 Year	5 Years	10 Years	Since Incept.
Class A Shares	8.33%	(3.36)%	8.14%	—
Class B Shares	7.74	(3.89)	7.67	—
Class C Shares	7.70	(3.89)	—	4.17	%*
Class Y Shares	8.82	(2.92)	—	7.96	**
Russell 1000 Growth Index	8.81	(7.93)	6.78	5.99	**
S&P 500 Index	8.72	(1.73)	9.34	8.63	**
Lipper Large-Cap Growth Funds Index	12.09	(7.90)	6.09	5.49	**

*	Date of inception 5/1/97.

**	Since Inception returns shown for Class Y Shares and the Indexes in the table above are calculated using an inception date of 8/31/96, as daily index values for this time period are not available for all indexes. Since inception, 8/8/96, the average annual return for Class Y Shares is 7.41%.

Returns for periods greater than one year are annualized

Annualized Total Returns as of 10/31/05 With Sales Charges

	1 Year	5 Years	10 Years	Since Incept.
Class A Shares	3.17%	(4.30)%	7.62%	—
Class B Shares	2.74	(4.25)	7.67	—
Class C Shares	6.70	(3.89)	—	4.17	%*
Russell 1000 Growth Index	8.81	(7.93)	6.78	4.01	*
S&P 500 Index	8.72	(1.73)	9.34	6.56	*
Lipper Large-Cap Growth Funds Index	12.09	(7.90)	6.09	3.90	*

*	Date of inception 5/1/97

Returns for periods greater than one year are annualized

Annualized Total Returns as of 9/30/05 With Sales Charges

	1 Year	5 Years	10 Years	Since Incept.
Class A Shares	5.04%	(3.45)%	8.22%	—
Class B Shares	4.66	(3.41)	8.27	—
Class C Shares	8.65	(3.05)	—	4.51	%*
Class Y Shares	10.79	(2.08)	—	7.96	**
Russell 1000 Growth Index	11.60	(8.64)	6.89	6.16	**
S&P 500 Index	12.25	(1.49)	9.49	8.92	**
Lipper Large-Cap Growth Funds Index	14.18	(8.78)	6.10	5.62	**

*	Date of inception 5/1/97

**	Since Inception returns shown for Class Y Shares and the Indexes in the table above are calculated using an inception date of 8/31/96, as daily index values for this time period are not available for all indexes. Since inception, 8/8/96, the average annual return for Class Y Shares is 7.75%

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 8.33% for the year ended October 31, 2005. The Fund’s benchmark, the Russell 1000 Growth Index, returned 8.81% over the same period.

Fund Highlights

For the year ended October 31, 2005

What helped performance during the year

•	A significant overweight in the Energy sector was the largest positive contributor from a sector selection perspective, with strong performance from ConocoPhillips and Schlumberger.

•	Stock selection was particularly strong in the Consumer Staples sector, with positive contributions from holdings including PepsiCo, Colgate-Palmolive, and Gillette.

•	Health Care also offered positive contributions, especially biotechnology holdings Genentech and Amgen.

What hurt performance during the year

•	From a stock selection perspective, the Information Technology sector substracted value with the largest negative contribution from holding Maxim Integrated Products.

•	The Industrials sector detracted from performance, particularly United Parcel Service and Illinois Tool Works.

Advisor Outlook

We think the stock market will become increasingly volatile due to rising interest rates and a more challenging corporate profit environment. Most investors seem to be expecting the stock market to move higher in the period ahead, and are probably not fully prepared for unfavorable

AXA ENTERPRISE GROWTH FUND

developments such as higher interest rates and slowing profit growth. In terms of selection, we remain optimistic regarding the outlook for large capitalization growth stocks. Growth stocks have underperformed value stocks and large cap stocks have underperformed small cap stocks for the past five years, resulting in what we consider to be very attractive valuation levels for the high quality, large capitalization growth stocks that make up the Fund. We believe these types of companies are capable of generating consistent earnings gains in the more moderate economic and corporate profit environment we project and that their shares offer significant appreciation potential from current levels.

Sector Weightings as of 10/31/05	% of Net Assets
Health Care	24.1%
Energy	15.4
Consumer Discretionary	15.2
Consumer Staples	14.1
Information Technology	13.4
Industrials	10.2
Financials	2.6
Cash and Other	5.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period* 5/1/05 - 10/31/05
Class A
Actual	$1,000.00	$1,063.50	$8.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.14	8.13
Class B
Actual	1,000.00	1,060.20	11.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.37	10.92
Class C
Actual	1,000.00	1,060.00	11.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.37	10.92
Class Y
Actual	1,000.00	1,065.30	5.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.60%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

FUND ADVISER

•	GAMCO Investors, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 10/31/05 Without Sales Charges

	1 Year	Since Incept.*
Class A Shares	6.77%	4.75%
Class B Shares	6.17	4.17
Class C Shares	6.17	4.17
Class Y Shares	7.28	5.23
S&P 500 Index	8.72	1.09

*	Date of inception 2/28/01

Returns for periods greater than one year are annualized

Annualized Total Returns as of 10/31/05 With Sales Charges

	1 Year	Since Incept.*
Class A Shares	1.71%	3.66%
Class B Shares	1.17	3.80
Class C Shares	5.17	4.17
S&P 500 Index	8.72	1.09

*	Date of inception 2/28/01

Returns for periods greater than one year are annualized

Annualized Total Returns as of 9/30/05 With Sales Charges

	1 Year	Since Incept.*
Class A Shares	4.70%	4.13%
Class B Shares	4.33	4.29
Class C Shares	8.33	4.67
Class Y Shares	10.53	5.73
S&P 500 Index	12.25	1.48

*	Date of inception 2/28/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

The Fund’s Class A shares returned 6.77% for the year ended October 31, 2005. The Fund’s benchmark, the S&P 500 Index, returned 8.72% over the same period.

Fund Highlights

For the year ended October 31, 2005

What helped performance during the year

•	The Fund successfully closed out dozens of profitable positions including Neiman Marcus, Pulitzer, PeopleSoft, Interactive Corp., Unisource, and Cox.

•	Wireless telephone stocks such as Dobson Communications and Rural Cellular more than doubled in response to industry consolidation and better fundamentals.

•	Industrial holdings Kaman Corp, Argonaut Group, Thomas & Betts, Tenneco Automotive, Flowserve and ITT Industries posted strong returns.

•	Deal spreads have begun to widen in an environment of higher interest rates.

What hurt performance during the year

•	Small group broadcasters that were potential takeovers registered disappointing performance. These included Lin TV, Granite Broadcasting, and Young Broadcasting.

Advisor Outlook

We expect deal activity to remain strong as financially robust companies continue to take advantage of publicly traded business bargains. The fundamental case for strong deal activity remains compelling. Currently, equity valuations appear reasonable relative to earnings in what is still a low interest rate environment. In 2006, we look forward to lower energy prices, which should help to re-energize the consumer and provide some lift for the economy. We also expect the Federal Reserve to stop raising interest rates, taking pressure off the economy and improving investor sentiment.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

Sector Weightings as of 10/31/05	% of Net Assets
Consumer Discretionary	12.2%
Health Care	12.1
Financials	10.6
Telecommunication Services	9.1
Industrials	7.8
Utilities	7.5
Information Technology	6.8
Consumer Staples	6.1
Energy	4.7
Materials	1.9
Cash and Other	21.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period* 5/1/05 - 10/31/05
Class A
Actual	$1,000.00	$1,030.10	$8.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.48	8.79
Class B
Actual	1,000.00	1,028.20	11.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.71	11.57
Class C
Actual	1,000.00	1,027.20	11.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.71	11.57
Class Y
Actual	1,000.00	1,033.00	6.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.75	6.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.73%, 2.28%, 2.28% and 1.28%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Hotels, Restaurants & Leisure (3.3%)
McDonald’s Corp.	1,420,600	$44,890,960

Internet & Catalog Retail (3.1%)
eBay, Inc.*	1,087,900	43,080,840

Media (2.0%)
Omnicom Group, Inc.	333,200	27,642,272

Multiline Retail (2.6%)
Kohl’s Corp.*	739,923	35,612,494

Specialty Retail (2.1%)
Bed Bath & Beyond, Inc.*	696,850	28,236,362

Textiles, Apparel & Luxury Goods (2.1%)
NIKE, Inc., Class B	346,500	29,123,325

Total Consumer Discretionary		208,586,253

Consumer Staples (14.1%)
Beverages (3.4%)
PepsiCo, Inc.	803,700	47,482,596

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	303,400	14,672,424

Household Products (8.3%)
Colgate-Palmolive Co.	603,900	31,982,544
Procter & Gamble Co.	1,454,044	81,411,924

		113,394,468

Personal Products (1.3%)
Estee Lauder Cos., Inc., Class A	535,000	17,745,950

Total Consumer Staples		193,295,438

Energy (15.4%)
Energy Equipment & Services (11.5%)
Baker Hughes, Inc.	257,300	14,141,208
Halliburton Co.	1,160,000	68,556,000
Schlumberger Ltd.	831,600	75,484,332

		158,181,540

Oil & Gas (3.9%)
ConocoPhillips	816,200	53,363,156

Total Energy		211,544,696

Financials (2.6%)
Consumer Finance (2.6%)
American Express Co.	727,588	36,212,055

Total Financials		36,212,055

Health Care (24.1%)
Biotechnology (8.4%)
Amgen, Inc.*	726,300	55,024,488
Genentech, Inc.*	670,300	60,729,180

		115,753,668

Health Care Equipment & Supplies (6.1%)
Medtronic, Inc.	841,500	47,679,390
Stryker Corp.	874,100	35,899,287

		83,578,677

Health Care Providers & Services (1.5%)
Caremark Rx, Inc.*	392,000	20,540,800

Pharmaceuticals (8.1%)
Abbott Laboratories	300,000	12,915,000
Eli Lilly & Co.	832,210	41,435,736
Johnson & Johnson	901,700	$56,464,454

		110,815,190

Total Health Care		330,688,335

Industrials (10.2%)
Air Freight & Logistics (2.6%)
United Parcel Service, Inc., Class B	478,500	34,901,790

Commercial Services & Supplies (1.5%)
Apollo Group, Inc., Class A*	325,500	20,513,010

Industrial Conglomerates (4.3%)
3M Co.	398,600	30,285,628
General Electric Co.	856,800	29,054,088

		59,339,716

Machinery (1.8%)
Illinois Tool Works, Inc.	294,000	24,919,440

Total Industrials		139,673,956

Information Technology (13.4%)
Communications Equipment (3.3%)
Juniper Networks, Inc.*	980,100	22,865,733
QUALCOMM, Inc.	542,500	21,569,800

		44,435,533

IT Services (2.2%)
Paychex, Inc.	784,100	30,391,716

Semiconductors & Semiconductor Equipment (2.2%)
Maxim Integrated Products, Inc.	870,500	30,188,940

Software (5.7%)
Microsoft Corp.	1,584,000	40,708,800
Oracle Corp.*	2,968,000	37,634,240

		78,343,040

Total Information Technology		183,359,229

Total Common Stocks (95.0%) (Cost $1,155,491,467)		1,303,359,962

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (6.4%)
JPMorgan Chase Nassau 3.40%, 11/1/05 (Amortized Cost $88,005,854)	$88,005,854	88,005,854

Total Investments (101.4%) (Cost/Amortized Cost $1,243,497,321)		1,391,365,816
Other Assets Less Liabilities (-1.4%)		(18,780,709)

Net Assets (100%)		$1,372,585,107

*	Non-income producing.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks	$740,760,211
Net Proceeds of Sales and Redemptions:
Stocks	$1,062,917,517

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,510,024
Aggregate gross unrealized depreciation	(57,413,732)

Net unrealized appreciation	$146,096,292

Federal income tax cost of investments	$1,245,269,524

For the year ended October 31, 2005, the Fund incurred approximately $43,628 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $188,557,640 of which $127,817,107 expires in the year 2010 and $60,740,533 expires in the year 2011. The Fund utilized $118,793,252 in capital loss carryforward during the fiscal year ended October 31, 2005.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

October 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (0.6%)
Beru AG	13,257	$1,101,972
Midas, Inc.*	45,000	880,200
Modine Manufacturing Co.	10,000	330,600
Proliance International, Inc.*	4,713	24,272
Raytech Corp.*	35,000	44,450
Tenneco Automotive, Inc.*	6,000	99,120

		2,480,614

Hotels, Restaurants & Leisure (1.8%)
Aztar Corp.*	101,000	3,037,070
Churchill Downs, Inc.	40,000	1,284,400
Dover Downs Gaming & Entertainment, Inc.	5,541	69,594
Dover Motorsports, Inc.	50,000	310,000
GTECH Holdings Corp.	45,000	1,432,800
Hilton Group plc	85,000	510,473

		6,644,337

Household Durables (0.3%)
Fedders Corp.	25,000	57,500
Maytag Corp.	65,000	1,119,300

		1,176,800

Leisure Equipment & Products (0.2%)
Action Performance Cos., Inc.	65,000	796,900

Media (7.8%)
Acme Communications, Inc.*	65,000	254,156
Cablevision Systems Corp, Class A*	200,000	4,960,000
Crown Media Holdings, Inc., Class A*	50,000	535,000
Discovery Holding Co. Class A*	30,000	422,700
Dow Jones & Co., Inc.	30,000	1,017,300
E.W. Scripps Co., Class A	6,000	274,800
Fisher Communications, Inc.*	35,000	1,708,350
Granite Broadcasting Corp.*	100,000	26,000
Gray Television, Inc.	20,000	180,000
Insight Communications Co., Inc.*	45,000	517,500
Interactive Data Corp.*	5,000	116,000
Interep National Radio Sales, Inc., Class A*	20,000	8,600
Liberty Corp.	15,000	696,600
Liberty Media Corp., Class A*	220,000	1,753,400
Lin TV Corp., Class A*	92,000	1,180,360
McClatchy Co., Class A	8,000	501,440
Media General, Inc., Class A	18,000	949,500
Paxson Communications Corp.*	120,000	49,200
Primedia, Inc.*	235,000	493,500
Rogers Communications, Inc., Class B	65,000	2,569,450
Salem Communications Corp., Class A*	10,000	187,200
TVSL S.A.*	500	26,500
Sinclair Broadcast Group, Inc., Class A	70,000	580,300
Tribune Co.	25,000	787,750
Viacom, Inc.	150,000	4,657,500
Vivendi Universal S.A. (ADR)	80,000	2,513,600
Walt Disney Co.	80,000	1,949,600
Young Broadcasting, Inc., Class A*	80,000	251,992

		29,168,298

Multiline Retail (0.1%)
Hudson’s Bay Co.	5,000	65,703
Saks, Inc.*	2,000	36,300
ShopKo Stores, Inc.*	8,000	229,360

		331,363

Specialty Retail (0.4%)
Burlington Coat Factory Warehouse Corp.	8,000	$308,480
CSK Auto Corp.*	55,000	832,150
GameStop Corp., Class A*	1,181	41,902
Party City Corp.*	2,000	32,760
TBC Corp.*	10,000	345,900

		1,561,192

Textiles, Apparel & Luxury Goods (1.0%)
Haggar Corp.	2,000	57,000
Reebok International Ltd.	65,000	3,708,250

		3,765,250

Total Consumer Discretionary		45,924,754

Consumer Staples (6.1%)
Beverages (0.4%)
Pernod-Ricard S.A. (ADR)	31,600	1,377,760
Taittinger S.A.	920	368,706

		1,746,466

Food & Staples Retailing (1.6%)
7-Eleven, Inc.*	40,000	1,496,400
Albertson’s, Inc.	110,000	2,762,100
Pathmark Stores, Inc.*	10,000	97,500
Spartan Stores, Inc.*	8,000	79,120
Topps Co., Inc.	200,000	1,456,000

		5,891,120

Food Products (4.1%)
Campbell Soup Co.	5,000	145,500
Dreyer’s Grand Ice Cream Holdings, Inc.	150,009	12,371,243
Flowers Foods, Inc.	6,000	175,800
Griffin Land & Nurseries, Inc.*	20,225	500,568
H.J. Heinz Co.	40,000	1,420,000
Tootsie Roll Industries, Inc.	24,720	749,016

		15,362,127

Total Consumer Staples		22,999,713

Energy (4.7%)
Energy Equipment & Services (0.1%)
RPC, Inc.	20,000	549,200

Oil & Gas (4.6%)
Chevron Corp.	40,000	2,282,800
Deer Creek Energy Ltd.*	240,000	6,346,800
Pioneer Natural Resources Co.	1,000	50,050
Spinnaker Exploration Co.*	95,000	5,850,100
Vintage Petroleum, Inc.	50,000	2,594,500

		17,124,250

Total Energy		17,673,450

Financials (10.6%)
Capital Markets (1.3%)
Ameriprise Financial, Inc.*	10,000	372,200
Ameritrade Holding Corp.*	30,000	630,900
Deutsche Bank AG (Registered)	12,000	1,123,200
Mellon Financial Corp.	10,000	316,900
SWS Group, Inc.	145,000	2,567,950

		5,011,150

Commercial Banks (2.8%)
Amegy Bancorp, Inc.	20,000	462,600
Banca Antonveneta S.p.A.	236,000	7,369,179
First Republic Bank	7,500	284,325
Gold Banc Corp., Inc.	40,000	592,800
Hudson United Bancorp	42,000	1,741,740

		10,450,644

Consumer Finance (2.4%)
American Express Co.	50,000	2,488,500
MBNA Corp.	255,000	$6,520,350

		9,008,850

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.2%)
BKF Capital Group, Inc.	15,000	257,700
Instinet Group, Inc.*	60,000	296,400

		554,100

Insurance (0.5%)
Argonaut Group, Inc.*	9,000	262,440
CNA Surety Corp.*	60,000	842,400
Jefferson-Pilot Corp.	15,000	823,200

		1,928,040

Real Estate (0.7%)
Criimi MAE, Inc. (REIT)*	130,000	2,546,700

Thrifts & Mortgage Finance (2.7%)
Commercial Federal Corp.	240,000	8,208,000
E-LOAN, Inc.*	200,000	850,000
Flushing Financial Corp.	25,000	404,000
Independence Community Bank Corp.	8,000	316,400
New York Community Bancorp, Inc.	20,000	323,400

		10,101,800

Total Financials		39,601,284

Health Care (12.1%)
Biotechnology (3.4%)
Chiron Corp.*	250,000	11,035,000
Eyetech Pharmaceuticals, Inc.*	93,286	1,645,566
ID Biomedical Corp.*	2,000	58,380

		12,738,946

Health Care Equipment & Supplies (3.1%)
Advanced Neuromodulation Systems, Inc.*	40,000	2,439,600
Bio-Rad Laboratories, Inc., Class A*	500	29,260
Biosite, Inc.*	8,000	441,840
Cholestech Corp.*	6,000	51,600
CNS, Inc.	500	13,035
Conmed Corp.*	34,000	815,320
DJ Orthopedics, Inc.*	6,000	174,480
Encore Medical Corp.*	6,000	30,060
Exactech, Inc.*	60,000	776,400
Guidant Corp.	42,000	2,646,000
ICU Medical, Inc.*	20,000	698,200
Kensey Nash Corp.*	20,000	458,600
Lifecore Biomedical, Inc.*	70,000	999,600
Orthofix International N.V.*	2,000	75,360
Osteotech, Inc.*	10,000	34,000
Regeneration Technologies, Inc.*	63,600	459,828
Schick Technologies, Inc.*	20,000	586,000
Thermo Electron Corp.*	20,000	603,800
Thoratec Corp.*	5,000	98,900
Young Innovations, Inc.	2,000	64,560

		11,496,443

Health Care Providers & Services (5.5%)
Beverly Enterprises, Inc.*	265,000	3,111,100
IDX Systems Corp.*	130,000	5,640,700
IMS Health, Inc.	195,000	4,529,850
LabOne, Inc.*	2,820	123,714
NWH, Inc.	11,000	157,050
PacifiCare Health Systems, Inc.*	1,000	82,360
Renal Care Group, Inc.*	110,000	5,153,500
WellChoice, Inc.*	22,000	1,664,300

		20,462,574

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.	25,000	529,250
Collagenex Pharmaceuticals, Inc.*	5,000	$44,000

		573,250

Total Health Care		45,271,213

Industrials (7.8%)
Aerospace & Defense (1.5%)
Engineered Support Systems, Inc.	25,000	1,011,250
Fairchild Corp., Class A*	20,000	45,600
Herley Industries, Inc.*	55,000	930,050
Honeywell International, Inc.	40,000	1,368,000
Kaman Corp., Class A	50,000	1,171,500
Safran SA	5,760	114,524
Sequa Corp., Class A*	10,000	617,000
Sequa Corp., Class B*	6,000	372,300

		5,630,224

Building Products (2.7%)
BPB Plc	80,000	1,035,243
Griffon Corp.*	50,000	1,100,000
Water Pik Technologies Inc.*	15,000	296,250
York International Corp.	135,000	7,574,850

		10,006,343

Commercial Services & Supplies (0.4%)
GP Strategies Corp.*	10,000	83,500
Republic Services, Inc.	30,000	1,060,500
Rollins, Inc.	5,250	99,855
School Specialty, Inc.*	12,000	406,800

		1,650,655

Electrical Equipment (1.5%)
Cooper Industries Ltd., Class A	40,000	2,835,600
SL Industries, Inc.*	60,000	839,400
Thomas & Betts Corp.*	50,000	1,946,000

		5,621,000

Machinery (1.7%)
Ampco-Pittsburgh Corp.	7,000	100,170
Baldwin Technology Co.*	61,000	236,070
CIRCOR International, Inc.	40,000	1,126,800
Flowserve Corp.*	39,000	1,365,000
ITT Industries, Inc.	28,000	2,844,800
Tennant Co.	10,000	435,500
Watts Water Technologies, Inc., Class A	10,000	277,600

		6,385,940

Total Industrials		29,294,162

Information Technology (6.8%)
Communications Equipment (0.5%)
Belden CDT, Inc.	60,000	1,195,800
FalconStor Software, Inc.*	115,000	759,000

		1,954,800

Semiconductors & Semiconductor Equipment (0.7%)
Integrated Device Technology, Inc.*	195,000	1,926,600
Monolithic System Technology, Inc.*	100,000	531,000

		2,457,600

Software (5.6%)
AMICAS, Inc.*	20,000	87,800
Borland Software Corp.*	170,000	858,500
GSE Systems, Inc.*	2,830	3,764
Mobius Management Systems, Inc.*	55,000	365,750
PalmSource, Inc.*	210,000	3,828,300
Peregrine Systems, Inc.*	300,000	7,545,000
Siebel Systems, Inc.	800,000	$8,280,000

		20,969,114

Total Information Technology		25,381,514

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2005

	Number of Shares	Value (Note 1)
Materials (1.9%)
Chemicals (0.6%)
Hercules, Inc.*	50,000	557,000
MacDermid, Inc.	3,000	84,000
Sensient Technologies Corp.	100,000	1,769,000

		2,410,000

Containers & Packaging (0.7%)
Greif, Inc., Class A	33,000	2,013,000
Myers Industries, Inc.	15,000	171,300
Packaging Dynamics Corp.	24,000	244,320

		2,428,620

Metals & Mining (0.6%)
Eramet SLN	1,000	99,113
Falconbridge Ltd.	64,000	1,801,600
Gold Fields Ltd. (ADR)	30,000	396,000

		2,296,713

Total Materials		7,135,333

Telecommunication Services (9.1%)
Diversified Telecommunication Services (5.9%)
AT&T Corp.	215,000	4,252,700
Cincinnati Bell, Inc.*	200,000	792,000
Commonwealth Telephone Enterprises, Inc.	20,000	717,800
D&E Communications, Inc.	25,000	201,750
MCI, Inc.	250,000	4,975,000
PanAmSat Holding Corp.	125,000	2,983,750
Qwest Communications International, Inc.*	100,000	436,000
TDC A/S	135,000	7,551,100

		21,910,100

Wireless Telecommunication Services (3.2%)
Dobson Communications Corp.*	17,000	123,930
O2 plc*	500,000	1,821,144
Price Communications Corp.*	80,000	1,217,600
Rural Cellular Corp., Class A*	18,000	288,000
Sprint Nextel Corp.	150,000	3,496,500
Telesystem International Wireless, Inc.*	30,000	24,900
U.S. Cellular Corp.*	100,000	5,100,000

		12,072,074

Total Telecommunication Services		33,982,174

Utilities (7.5%)
Electric Utilities (5.6%)
CH Energy Group, Inc.	13,000	605,150
Cinergy Corp.	70,000	2,793,000
DPL, Inc.	23,000	592,710
Duquesne Light Holdings, Inc.	50,000	$834,500
Electrabel SA	15,000	7,416,469
Endesa S.A.	280,000	6,958,926
Northeast Utilities	80,000	1,455,200
NSTAR	20,000	544,000

		21,199,955

Gas Utilities (1.6%)
Laclede Group, Inc.	1,000	29,900
SEMCO Energy, Inc.*	70,000	420,000
Southwest Gas Corp.	40,000	1,090,400
Terasen, Inc.	150,000	4,469,925

		6,010,225

Multi-Utilities & Unregulated Power (0.3%)
Energy East Corp.	1,000	23,850
Mirant Corp.*	75,000	88,500
Public Service Enterprise Group, Inc.	15,000	943,350

		1,055,700

Total Utilities		28,265,880

Total Common Stocks (78.8%) (Cost $289,491,415)		295,529,477

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (17.4%)
U.S. Treasury Bills
3.19%, 11/10/05 (i)	$50,466,000	50,421,352
3.68%, 1/12/06 (i)	15,000,000	14,888,896

Total Government Securities		65,310,248

Time Deposit (6.2%)
JPMorgan Chase Nassau
3.40%, 11/1/05	22,990,586	22,990,586

Total Short-Term Investments (23.6%) (Cost/Amortized Cost $88,302,738)		88,300,834

Total Investments (102.4%) (Cost/Amortized Cost $377,794,153)		383,830,311
Other Assets Less Liabilities (-2.4%)		(9,005,245)

Net Assets (100%)		$374,825,066

*	Non-income producing.

(i)	Yield to maturity.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2005

Investment security transactions for the year ended October 31, 2005 were as follows:

Cost of Purchases:
Stocks	$544,961,660
Net Proceeds of Sales and Redemptions:
Stocks	$398,363,513

As of October 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,150,389
Aggregate gross unrealized depreciation	(11,332,366)

Net unrealized appreciation	$3,818,023

Federal income tax cost of investments	$380,012,288

For the year ended October 31, 2005, the Fund incurred approximately $341,861 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments at value (Cost $1,243,497,321)	$1,391,365,816
Receivable for Fund shares sold	4,234,794
Dividends, interest and other receivables	1,398,333
Other assets	104,154

Total assets	1,397,103,097

LIABILITIES
Payable for securities purchased	15,526,247
Payable for Fund shares redeemed	6,931,981
Investment management fees payable	891,201
Distribution fees payable	162,551
Administrative fees payable	68,773
Directors’ fees payable	685
Accrued expenses	936,552

Total liabilities	24,517,990

NET ASSETS	$1,372,585,107

Net assets were comprised of:
Paid in capital	$1,415,049,227
Accumulated net investment loss	(2,771)
Accumulated net realized loss	(190,329,844)
Unrealized appreciation on investments	147,868,495

Net assets	$1,372,585,107

Class A
Net asset value and redemption price per share, $855,180,834 / 50,561,876 shares outstanding (200,000,000 shares authorized: $0.001 par value)	$16.91
Maximum sales charge (4.75% of offering price)	0.84

Maximum offering price to public	$17.75

Class B
Net asset value and offering price per share, $302,575,595 / 19,077,623 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$15.86

Class C
Net asset value and offering price per share, $165,338,323 / 10,279,571 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$16.08

Class Y
Net asset value, offering and redemption price per share, $49,490,355 / 2,784,616 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$17.77

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005

INVESTMENT INCOME
Dividends	$17,155,847
Interest	1,637,735

Total income	18,793,582

EXPENSES
Investment management fees	11,259,379
Transfer agent fees	3,160,169
Administrative fees	581,711
Sub-Transfer agent fees	482,407
Printing and mailing expenses	423,717
Professional fees	278,051
Directors’ fees	102,354
Custodian fees	16,836
Distribution fees - Class A	4,166,087
Distribution fees - Class B	3,512,285
Distribution fees - Class C	1,802,070
Miscellaneous	1,176,334

Gross expenses	26,961,400
Less: Waiver of investment management fees	(158,552)
Fees paid indirectly	(105,833)

Net expenses	26,697,015

NET INVESTMENT LOSS	(7,903,433)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	121,129,013
Net change in unrealized appreciation on securities	8,737,546

NET REALIZED AND UNREALIZED GAIN	129,866,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$121,963,126

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(7,903,433)	$(7,625,222)	$(5,903,535)
Net realized gain (loss) on investments	121,129,013	57,387,825	(39,304,910)
Net change in unrealized appreciation (depreciation) on investments	8,737,546	(78,830,666)	270,139,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	121,963,126	(29,068,063)	224,930,729

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [11,177,429, 15,080,485 and 23,125,466 shares, respectively]	184,041,370	241,773,980	335,376,679
Capital shares redeemed [(22,178,126), (14,045,997) and (13,124,431) shares, respectively]	(365,657,793)	(224,264,183)	(189,470,494)

Total Class A transactions	(181,616,423)	17,509,797	145,906,185

Class B
Capital shares sold [1,284,118, 1,710,073 and 3,853,282 shares, respectively]	19,859,839	25,842,342	52,844,226
Capital shares redeemed [(8,785,198), (5,840,948) and (5,982,119) shares, respectively]	(136,163,803)	(88,363,749)	(81,761,833)

Total Class B transactions	(116,303,964)	(62,521,407)	(28,917,607)

Class C
Capital shares sold [1,251,594, 1,834,799 and 3,670,394 shares, respectively]	19,615,091	28,126,965	51,101,503
Capital shares redeemed [(4,065,620), (2,592,939) and (3,055,287) shares, respectively]	(63,807,143)	(39,692,961)	(42,764,731)

Total Class C transactions	(44,192,052)	(11,565,996)	8,336,772

Class Y
Capital shares sold [867,032, 713,534 and 1,457,018 shares, respectively]	14,962,431	11,936,438	21,702,316
Capital shares redeemed [(1,563,943), (670,524) and (933,499) shares, respectively]	(26,945,941)	(11,164,775)	(13,993,773)

Total Class Y transactions	(11,983,510)	771,663	7,708,543

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(354,095,949)	(55,805,943)	133,033,893

TOTAL INCREASE (DECREASE) IN NET ASSETS	(232,132,823)	(84,874,006)	357,964,622
NET ASSETS:
Beginning of period	1,604,717,930	1,689,591,936	1,331,627,314

End of period (a)	$1,372,585,107	$1,604,717,930	$1,689,591,936

(a) Includes accumulated net investment loss of	$(2,771)	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS
Investments at value (Cost $377,794,153)	$383,830,311
Foreign cash (Cost $599,481)	592,798
Receivable for Fund shares sold	2,465,785
Receivable for securities sold	2,255,551
Dividends, interest and other receivables	221,090
Other assets	38,634

Total assets	389,404,169

LIABILITIES
Payable for securities purchased	13,172,770
Payable for Fund shares redeemed	830,816
Investment management fees payable	324,750
Distribution fees payable	44,745
Administrative fees payable	18,591
Directors’ fees payable	381
Accrued expenses	187,050

Total liabilities	14,579,103

NET ASSETS	$374,825,066

Net assets were comprised of:
Paid in capital	$354,586,234
Accumulated undistributed net investment income	1,259,816
Accumulated undistributed net realized gain	12,951,483
Unrealized appreciation on investments	6,027,533

Net assets	$374,825,066

Class A
Net asset value and redemption price per share, $186,769,037 / 16,076,031 shares outstanding (200,000,000 shares authorized: $0.001 par value)	$11.62
Maximum sales charge (4.75% of offering price)	0.58

Maximum offering price to public	$12.20

Class B
Net asset value and offering price per share, $49,896,334 / 4,413,242 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$11.31

Class C
Net asset value and offering price per share, $100,670,905 / 8,902,144 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$11.31

Class Y
Net asset value, offering and redemption price per share, $37,488,790 / 3,156,803 shares outstanding (100,000,000 shares authorized: $0.001 par value)	$11.88

STATEMENT OF OPERATIONS For the Year Ended October 31, 2005

INVESTMENT INCOME
Dividends (net of $28,252 foreign withholding tax)	$4,155,236
Interest	2,522,447
Securities lending (net)	218

Total income	6,677,901

EXPENSES
Investment management fees	2,817,523
Transfer agent fees	423,952
Administrative fees	123,181
Printing and mailing expenses	100,763
Sub-Transfer agent fees	85,759
Professional fees	80,256
Custodian fees	40,456
Directors’ fees	21,645
Distribution fees - Class A	686,754
Distribution fees - Class B	488,280
Distribution fees - Class C	871,829
Miscellaneous	268,347

Gross expenses	6,008,745
Fees paid indirectly	(150,711)

Net expenses	5,858,034

NET INVESTMENT INCOME	819,867

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	13,982,346
Foreign currency transactions	(66,155)

Net realized gain	13,916,191

Change in unrealized appreciation (depreciation) on:
Securities	2,263,365
Foreign currency translations	(8,714)

Net change in unrealized appreciation	2,254,651

NET REALIZED AND UNREALIZED GAIN	16,170,842

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,990,709

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2005	Ten Months Ended October 31, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$819,867	$(1,030,402)	$(835,259)
Net realized gain on investments and foreign currency transactions	13,916,191	7,199,227	6,685,189
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,254,651	(2,779,097)	8,543,854

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	16,990,709	3,389,728	14,393,784

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(4,249,512)	—	(881,310)
Class B	(1,594,755)	—	(469,383)
Class C	(2,570,787)	—	(556,421)
Class Y	(446,324)	—	(64,456)

TOTAL DISTRIBUTIONS	(8,861,378)	—	(1,971,570)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [8,761,604, 6,266,661 and 3,607,784 shares, respectively]	101,163,454	69,864,433	38,084,596
Capital shares issued in reinvestment of distributions [309,844, 0 and 63,530 shares, respectively]	3,507,584	—	696,924
Capital shares redeemed [(3,690,939), (1,717,553) and (724,035) shares, respectively]	(42,595,462)	(19,094,657)	(7,355,890)

Total Class A transactions	62,075,576	50,769,776	31,425,630

Class B
Capital shares sold [894,126, 1,554,114 and 1,321,036 shares, respectively]	10,045,339	17,003,245	13,637,817
Capital shares issued in reinvestment of distributions [124,350, 0 and 36,566 shares, respectively]	1,374,637	—	394,554
Capital shares redeemed [(715,599), (715,616) and (540,701) shares, respectively]	(8,066,325)	(7,806,644)	(5,446,090)

Total Class B transactions	3,353,651	9,196,601	8,586,281

Class C
Capital shares sold [3,576,762, 3,202,365 and 2,371,279 shares, respectively]	40,228,938	35,034,961	24,677,345
Capital shares issued in reinvestment of distributions [169,865, 0 and 38,272 shares, respectively]	1,880,407	—	412,962
Capital shares redeemed [(1,321,712), (669,611) and (364,709) shares, respectively]	(14,849,134)	(7,296,623)	(3,658,928)

Total Class C transactions	27,260,211	27,738,338	21,431,379

Class Y
Capital shares sold [2,493,490, 746,495 and 374,614 shares, respectively]	29,283,082	8,439,520	3,990,948
Capital shares issued in reinvestment of distributions [17,615, 0 and 1,433 shares, respectively]	202,923	—	15,903
Capital shares redeemed [(402,415), (135,031) and (43,141) shares, respectively]	(4,734,328)	(1,523,231)	(447,153)

Total Class Y transactions	24,751,677	6,916,289	3,559,698

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	117,441,115	94,621,004	65,002,988

TOTAL INCREASE IN NET ASSETS	125,570,446	98,010,732	77,425,202
NET ASSETS:
Beginning of period	249,254,620	151,243,888	73,818,686

End of period (a)	$374,825,066	$249,254,620	$151,243,888

(a) Includes accumulated undistributed net investment income of	$1,259,816	$—	$—

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
			2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$15.61	$15.86	$13.64	$17.78	$20.52	$24.55

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.05)	(0.03)	(0.05)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments	1.36	(0.20)	2.25	(4.09)	(2.68)	(1.88)

Total from investment operations	1.30	(0.25)	2.22	(4.14)	(2.74)	(1.97)

Less distributions:
Distributions from realized gains	—	—	—	—	—	(2.06)

Redemption Fees	— #	—	—	—	—	—

Net asset value, end of period	$16.91	$15.61	$15.86	$13.64	$17.78	$20.52

Total return (b)†	8.33%	(1.58)%	16.28%	(23.28)%	(13.35)%	(7.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$855,181	$961,077	$960,098	$689,196	$820,971	$1,029,590
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.55%	1.55%	1.58%	1.49%	1.41%
After waivers and fees paid indirectly (a)	1.59%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.61%	1.55%	1.55%	1.58%	1.49%	1.41%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.35)%	(0.35)%	(0.18)%	(0.30)%	(0.36)%	(0.41)%
After waivers and fees paid indirectly (a)	(0.34)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.36)%	(0.35)%	(0.18)%	(0.30)%	(0.36)%	(0.41)%
Portfolio turnover rate (f)	51%	41%	38%	43%	52%	65%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	**	**	**	**	**

Class B	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
			2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$14.72	$15.03	$13.00	$17.04	$19.76	$23.84

Income (loss) from investment operations:
Net investment loss	(0.14)	(0.11)	(0.10)	(0.13)	(0.16)	(0.21)
Net realized and unrealized gain (loss) on investments	1.28	(0.20)	2.13	(3.91)	(2.56)	(1.81)

Total from investment operations	1.14	(0.31)	2.03	(4.04)	(2.72)	(2.02)

Less distributions:
Distributions from realized gains	—	—	—	—	—	(2.06)

Redemption Fees	— #	—	—	—	—	—

Net asset value, end of period	$15.86	$14.72	$15.03	$13.00	$17.04	$19.76

Total return (b)†	7.74%	(2.06)%	15.62%	(23.71)%	(13.77)%	(8.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$302,576	$391,307	$461,562	$426,757	$605,432	$736,423
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.10%	2.10%	2.12%	2.04%	1.96%
After waivers and fees paid indirectly (a)	2.14%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.16%	2.10%	2.10%	2.12%	2.04%	1.96%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.90)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%	(0.95)%
After waivers and fees paid indirectly (a)	(0.89)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.91)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%	(0.95)%
Portfolio turnover rate (f)	51%	41%	38%	43%	52%	65%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
			2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$14.93	$15.24	$13.18	$17.27	$20.04	$24.14

Income (loss) from investment operations:
Net investment loss	(0.14)	(0.11)	(0.10)	(0.13)	(0.16)	(0.21)
Net realized and unrealized gain (loss) on investments	1.29	(0.20)	2.16	(3.96)	(2.61)	(1.83)

Total from investment operations	1.15	(0.31)	2.06	(4.09)	(2.77)	(2.04)

Less distributions:
Distributions from realized gains	—	—	—	—	—	(2.06)

Redemption Fees	— #	—	—	—	—	—

Net asset value, end of period	$16.08	$14.93	$15.24	$13.18	$17.27	$20.04

Total return (b)†	7.70%	(2.03)%	15.63%	(23.68)%	(13.82)%	(8.38)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$165,338	$195,473	$211,086	$174,419	$214,230	$253,834
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.10%	2.10%	2.13%	2.04%	1.96%
After waivers and fees paid indirectly (a)	2.14%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.16%	2.10%	2.10%	2.13%	2.04%	1.96%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.90)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%	(0.96)%
After waivers and fees paid indirectly (a)	(0.89)%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.91)%	(0.90)%	(0.73)%	(0.85)%	(0.91)%	(0.96)%
Portfolio turnover rate (f)	51%	41%	38%	43%	52%	65%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	**	**	**	**	**

Class Y	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)	Year Ended December 31,
			2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$16.33	$16.53	$14.15	$18.37	$21.10	$25.06

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.01	(0.04)	0.02	0.02	0.01
Net realized and unrealized gain (loss) on investments	1.42	(0.21)	2.42	(4.24)	(2.75)	(1.91)

Total from investment operations	1.44	(0.20)	2.38	(4.22)	(2.73)	(1.90)

Less distributions:
Distributions from realized gains	—	—	—	—	—	(2.06)

Redemption Fees	— #	—	—	—	—	—

Net asset value, end of period	$17.77	$16.33	$16.53	$14.15	$18.37	$21.10

Total return (b)	8.82%	(1.21)%	16.82%	(22.97)%	(12.94)%	(7.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,490	$56,861	$56,846	$41,255	$52,671	$66,749
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.10%	1.10%	1.13%	1.04%	0.96%
After waivers and fees paid indirectly (a)	1.14%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.16%	1.10%	1.10%	1.13%	1.04%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.10%	0.10%	0.27%	0.15%	0.09%	0.03%
After waivers and fees paid indirectly (a)	0.11%	N/A	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.09%	0.10%	0.27%	0.15%	0.09%	0.03%
Portfolio turnover rate (f)	51%	41%	38%	43%	52%	65%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	**	**	**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
				2003(c)	2002(c)
Net asset value, beginning of period	$11.26	$11.05		$9.70	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	(0.03)		(0.06)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.70	0.24		1.56	(0.31)	0.21

Total from investment operations	0.75	0.21		1.50	(0.33)	0.22

Less distributions:
Distributions from realized gains	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption fees	— #	— #		—	—	—

Net asset value, end of period	$11.62	$11.26		$11.05	$9.70	$10.10

Total return (b)†	6.77%	1.90%		15.45%	(3.28)%	2.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$186,769	$120,465		$67,912	$31,022	$23,876
Ratio of expenses to average net assets:
After waivers (a)	1.71%	1.74%		1.76%	1.83%	1.90%
After waivers and fees paid indirectly (a)	1.66%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.71%	1.74%		1.76%	1.83%	2.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.42%	(0.33)%		(0.57)%	(0.16)%	0.16%
After waivers and fees paid indirectly (a)	0.47%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.42%	(0.33)%		(0.57)%	(0.16)%	(0.05)%
Portfolio turnover rate (f)	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	**		**	**	**

Class B	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
				2003(c)	2002(c)
Net asset value, beginning of period	$11.03	$10.87		$9.59	$10.05	$10.00

Income (loss) from investment operations:
Net investment income loss	(0.01)	(0.08)		(0.11)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	0.24		1.54	(0.32)	0.20

Total from investment operations	0.67	0.16		1.43	(0.39)	0.17

Less distributions:
Distributions from realized gains	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption fees	—	— #		—	—	—

Net asset value, end of period	$11.31	$11.03		$10.87	$9.59	$10.05

Total return (b)†	6.17%	1.47%		14.90%	(3.89)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,896	$45,335		$35,564	$23,554	$21,195
Ratio of expenses to average net assets:
After waivers (a)	2.26%	2.29	%(e)	2.31%	2.38%	2.45%
After waivers and fees paid indirectly (a)	2.21%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.26%	2.29	%(e)	2.31%	2.38%	2.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.13)%	(0.88	)%(e)	(1.12)%	(0.71)%	(0.37)%
After waivers and fees paid indirectly (a)	(0.08)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.13)%	(0.88	)%(e)	(1.12)%	(0.71)%	(0.58)%
Portfolio turnover rate (f)	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	**		**	**	**

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
				2003(c)	2002(c)
Net asset value, beginning of period	$11.03	$10.87		$9.60	$10.05	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.08)		(0.11)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	0.24		1.53	(0.31)	0.20

Total from investment operations	0.67	0.16		1.42	(0.38)	0.17

Less distributions:
Distributions from realized gains	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption fees	— #	— #		—	—	—

Net asset value, end of period	$11.31	$11.03		$10.87	$9.60	$10.05

Total return (b)†	6.17%	1.47%		14.78%	(3.79)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100,671	$71,454		$42,882	$18,229	$11,543
Ratio of expenses to average net assets:
After waivers (a)	2.26%	2.29	%(e)	2.31%	2.39%	2.45%
After waivers and fees paid indirectly (a)	2.21%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.26%	2.29	%(e)	2.31%	2.39%	2.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.13)%	(0.88	)%(e)	(1.12)%	(0.72)%	(0.37)%
After waivers and fees paid indirectly (a)	(0.08)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.13)%	(0.88	)%(e)	(1.12)%	(0.72)%	(0.58)%
Portfolio turnover rate (f)	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	**		**	**	**

Class Y	Year Ended October 31, 2005(c)(e)	Ten Months Ended October 31, 2004(c)		Year Ended December 31,		February 28, 2001* to December 31, 2001(c)
				2003(c)	2002(c)
Net asset value, beginning of period	$11.45	$11.19		$9.77	$10.13	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11	0.01		(0.01)	0.03	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.71	0.25		1.58	(0.32)	0.19

Total from investment operations	0.82	0.26		1.57	(0.29)	0.25

Less distributions:
Distributions from realized gains	(0.39)	—		(0.15)	(0.07)	(0.12)

Redemption fees	—	— #		—	—	—

Net asset value, end of period	$11.88	$11.45		$11.19	$9.77	$10.13

Total return (b)	7.28%	2.32%		16.06%	(2.87)%	2.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,489	$12,001		$4,885	$1,014	$724
Ratio of expenses to average net assets:
After waivers (a)	1.26%	1.29	%(e)	1.31%	1.38%	1.45%
After waivers and fees paid indirectly (a)	1.21%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.26%	1.29	%(e)	1.31%	1.38%	1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.87%	0.12	%(e)	(0.11)%	0.30%	0.68%
After waivers and fees paid indirectly (a)	0.92%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.87%	0.12	%(e)	(0.11)%	0.30%	0.47%
Portfolio turnover rate (f)	183%	138%		233%	184%	238%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	**		**	**	**

*	Commencement of Operations.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

FINANCIAL HIGHLIGHTS — (Concluded)

**	Prior to the year ended October 31, 2005, these ratios and per share amounts were not provided.

#	Per share amount is less than $0.005.

@	Ratio amount is less than 0.005%

†	The total returns for Class A, Class B and Class C do not include sales charges.

(a)	Ratios for periods less than one year are annualized.

(b)	Total return for periods less than one year are not annualized.

(c)	Net investment income and capital changes per share are based on daily average shares outstanding.

(e)	Reflects overall fund ratios adjusted for class specific expenses.

(f)	Portfolio turnover rate for periods less than one year are not annualized.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

Note 1	Organization and Significant Accounting Policies

The Enterprise Group of Funds, Inc. (“EGF” or “Corporation”) is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 2 Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is Enterprise Capital Management, Inc. (“Enterprise” or “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the EGF’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to EGF. In addition, in the normal course of business, EGF enters into contracts with vendors and others that provide for general indemnifications. EGF’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against EGF. However, based on experience, EGF and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. Under EGF’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Growth Fund (Formerly known as Enterprise Growth Fund)(advised by Montag & Caldwell, Inc.) — Capital appreciation.

AXA Enterprise Mergers & Acquisitions Fund (Formerly known as Enterprise Mergers & Acquisitions Fund)(advised by GAMCO Investors, Inc.) — Capital appreciation.

The following is a summary of the significant accounting policies of EGF:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Directors.

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in EGF’s calculation of net asset values for each applicable Fund when EGF’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds are made at least annually. Dividends from net investment income, if any, for all Funds are declared and paid at least annually. Income distributions are paid out at the class level whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of EGF not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods. Custodian fees for the Funds are shown gross of expense offsets, if any, for custodian balance credits on uninvested cash or for credits earned by the Funds under certain directed brokerage arrangements. The Funds may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Funds. These amounts, if any, are reported in the Statements of Operations.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of EGF are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

EGF intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred directors compensation, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of passive foreign investment companies and REITS. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the year ended October 31, 2005 and ten months ended October 31, 2004, were as follows:

	Year Ended October 31, 2005				Ten Months Ended October 31, 2004
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Enterprise Growth Fund	—	—	—	—	—	—	—	—
AXA Enterprise Mergers and Acquisitions Fund	$4,573,632	$1,250,725	$13,494,334	$2,935,151	—	—	$7,595,742	$1,250,693

The tax character of distributions paid in 2003 was as follows:

	Ordinary Income (Loss)	Tax-Exempt Income	Long-Term Capital Gain
AXA Enterprise Growth Fund	$—	$—	$—
AXA Enterprise Mergers and Acquisitions Fund	1,971,570	—	—

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at October 31, 2005, as follows:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Enterprise Growth Fund	$7,900,662	$—	$(7,900,662)
AXA Enterprise Mergers and Acquisitions Fund	439,949	(439,149)	(800)

Fees Paid Indirectly:

For all Funds, the Directors have approved the payment of certain expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the year ended October 31, 2005, certain Funds reduced expenses under these arrangements as follows:

AXA Enterprise Growth Fund	$105,833
AXA Enterprise Mergers and Acquisitions Fund	150,711

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

Securities Lending:

For all Funds, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities that Enterprise has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

The Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

The Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with EGF’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. The Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

The Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with EGF’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

The Funds may purchase foreign currency on a spot (or cash) basis. In addition, the Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

The Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with EGF’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by EGF’s Board of Directors. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at October 31, 2005.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

The Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

Note 2	Management of EGF

The Funds are charged investment advisory fees by the Manager for furnishing advisory and administrative services. Effective October 1, 2005, the advisory fees are as follows:

	Management Fees
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Enterprise Growth Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Mergers and Acquisitions Fund	0.880%	0.855%	0.830%	0.805%	0.780%

Prior to October 1, 2005, the investment advisory fees were:

Fund	Management Fee
AXA Enterprise Growth Fund	0.75% of average daily net assets
AXA Enterprise Mergers and Acquisitions Fund	0.90% of average daily net assets

Note 3	Administrative Fees

Effective October 1, 2005, pursuant to a Mutual Funds Service Agreement, AXA Equitable provides EGF with certain fund accounting and compliance services. For these services, EGF pays AXA Equitable a fee at an annual rate of 0.055% of EGF’s total average daily net assets. Prior to October 1, 2005, the Trust paid AXA Equitable a fee at an annual rate of 0.035% of the EGF’s total average daily net assets.

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Corporation with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4	Custodian Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Funds’ portfolio securities and other assets. Under the terms of the Custody Agreement between EGF and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Corporation, to deliver securities held by JPMorgan, and make payments for securities purchased by the Corporation. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Transfer Agent Fees

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the Corporation. BFDS provides shareholder services for the Corporation. Transfer agent fees are based on per account charges, assets and other out of pocket expenses.

Note 6	Distribution Plan

Enterprise Fund Distributors, Inc., (the “Distributor”) a direct wholly-owned subsidiary of Enterprise, serves as the principal underwriter for shares of EGF. EGF has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a Distributor’s Agreement and Plan of Distribution (the “Plan”). The Plan provides that each Fund pay an annual distribution fee, accrued daily and payable monthly, of 0.45% of its average daily net assets for Class A shares and 1.00% for Class B shares and Class C. Class Y shares are not included in the Plan and the Funds pay no distribution fees with respect to those shares.

The Distributor uses its distribution fee from EGF to pay expenses on behalf of EGF related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the year ended October 31, 2005, the Funds were

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2005

advised that the Distributor incurred approximate distribution fees of $291,350 $273,650 and $49,036 payable to MONY Securities Corporation, AXA Advisors, and The Advest Group Inc., respectively.

For the year ended October 31, 2005, the Funds were advised that portions of EGF sales charges paid to MONY Securities Corporation, AXA Advisors and The Advest Group, Inc., each a wholly-owned subsidiary of AXA Financial, Inc. and affiliates of AXA Equitable and Enterprise, were $334,567, $175,401 and $5,822, respectively.

The Distributor received sales charges on each Fund’s Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributor has advised the Funds that for the year ended October 31, 2005, the proceeds retained from sales and redemptions are as follows:

	Class A		Class B	Class C
	Front end Sales charge	Contingent deferred Sales charge	Contingent deferred Sales charge	Contingent deferred Sales charge
AXA Enterprise Growth Fund	$4,115	$86,659	$824,302	$18,462
AXA Enterprise Mergers and Acquisitions Fund	18,834	3,208	161,237	22,249

Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Corporation’s Distributors and do not represent expenses of the Funds.

Note 7	Redemption Fees

EGF charges a 2% redemption fee on exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the benefit of the remaining shareholders and are recorded by the Fund as paid in capital. For the year ended October 31, 2005, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C	Class Y
AXA Enterprise Growth Fund	$8,867	$780	$811	$51
AXA Enterprise Mergers and Acquisitions Fund	3,195	—	247	—

Note 8	Expense Limitation

Pursuant to a contract, Enterprise has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2006 (“Expense Limitation Agreement”). Enterprise may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and Enterprise has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund are currently limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Growth Fund	1.60%	2.15%	2.15%	1.15%
AXA Enterprise Mergers and Acquisitions Fund	1.90%	2.45%	2.45%	1.45%

During the year ended October 31, 2005, the Manager received no reimbursement. At October 31, 2005, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through		Total Eligible for Reimbursement
	2007	2008
AXA Enterprise Growth Fund	—	$158,552	$158,552
AXA Enterprise Mergers and Acquisitions Fund	—	—	—

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Concluded)

October 31, 2005

Note 9	Transactions with Affiliates

The Manager is a wholly-owned subsidiary of AXA Financial, Inc., the parent company of AXA Equitable. At October 31, 2005, AXA Equitable and its subsidiaries and affiliates held investments in each of the Funds as follows:

Percentage of Ownership
AXA Enterprise Growth Fund	0.6%

Shares of some of the Funds are held by the AXA Enterprise Allocation Funds of the AXA Enterprise Multimanager Funds Trust, an entity also advised by AXA Equitable. The AXA Enterprise Allocation Funds invest exclusively in shares of other mutual funds managed by the Manager. The following table represents the percentage of ownership that each AXA Allocation Fund has in the underlying investment companies net assets as of October 31, 2005.

	AXA Enterprise Conservative Allocation	AXA Enterprise Moderate Allocation	AXA Enterprise Moderate-Plus Allocation	AXA Enterprise Aggressive Allocation
AXA Enterprise Growth Fund	0.01%	0.04%	0.49%	0.03%

Note 10	Subsequent Event

On December 20, 2005, the Funds declared income and capital gain distributions in the following amounts per share:

Fund:	Income distribution per share				Capital gain distribution per share*
	Class A	Class B	Class C	Class Y
AXA Enterprise Mergers & Acquisitions Fund	$0.1051	$0.0388	$0.0388	$0.1621	$0.4150

*	Capital gain distributions were the same across each Fund’s respective share class.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of The Enterprise Group of Funds, Inc:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AXA Enterprise Growth Fund, formally the Enterprise Growth Fund, and the AXA Enterprise Mergers and Acquisitions Fund, formally the Enterprise Mergers and Acquisitions Fund, (hereafter referred to as the “Funds”), at October 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, NY

December 15, 2005

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2005 (UNAUDITED)

During the six-month period ended October 31, 2005, the Board of Directors, including the Independent Directors, unanimously approved the renewal of the Investment Adviser’s Agreement with ECM (the “ECM Management Agreement”) with respect to the AXA Enterprise Growth Fund (the “Growth Fund”) and the AXA Enterprise Mergers and Acquisitions Fund (the “Mergers and Acquisitions Fund”), and the Investment Advisory Agreement (each, a “Subadvisory Agreement”) between the Manager and the Subadviser for each of the Growth Fund and the Mergers and Acquisitions Fund, Montag & Caldwell, Inc. and GAMCO Investors, Inc., respectively.

In approving the ECM Management Agreement and each of the Subadvisory Agreements (collectively, the “Agreements”), the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Fund. In this connection, the Board considered factors it deemed relevant with respect to each Fund, including: (1) the nature, extent and quality of the services provided to the Fund by the Manager, the Subadviser and their respective affiliates; (2) the performance of the Fund as compared to an appropriate benchmark; (3) the level of the Fund’s management and the Subadviser’s advisory fee; (4) the costs of the services provided and profits realized by the Manager and, to the extent information was available, each Subadviser and their respective affiliates from the relationship with the Fund; and (5) the anticipated effect of growth and size on the Fund’s performance and expenses, where applicable. In considering each Agreement, the Board did not identify any single factor or item of information as all-important or controlling.

In connection with its deliberations, the Board, among other things, received information, in advance of the meeting at which the renewals were made, from AXA and each Subadviser regarding the factors set forth above and met with representatives of the Manager to discuss the Agreements. The Board also took into account the totality of the performance, fee, expense and other information regarding each Fund provided to them on a periodic basis throughout the year. The Independent Directors were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Agreements.

The Board, in examining the nature, extent and quality of the services provided by the Manager and the Subadviser to each Fund, considered the Manager’s and each Subadviser’s experience in serving as an investment adviser for the Funds and for funds similar to the Funds they advise. The Board noted the responsibilities of the Manager to the Corporation and the Funds. In particular, with respect to the Manager, the Board considered that the Manager is responsible for the search, selection and monitoring of the subadviser for each Fund, oversight of compliance with Fund policies and objectives, and implementation of Board directives as they relate to the Funds.

The Board also noted the responsibilities of each Subadviser to the Fund it advises. In particular, the Board considered that each Subadviser is responsible for making investment decisions on behalf of the Fund it advises, placing all orders for the purchase and sale of investments for the Fund it advises with brokers or dealers, and performing related administrative functions. In addition, the Board reviewed requested information regarding each Subadviser’s investment process and the background of each portfolio manager of each Subadviser who provides services to the Funds. The Board also reviewed information regarding the adequacy of the Manager’s and each Subadviser’s compliance program and its results. Further, the Board reviewed financial information regarding the Manager and each Subadviser.

The Board also received information regarding the short-, intermediate- and long-term performance of the shares of each Fund relative to its primary benchmark. The Board generally considered long-term performance to be more important in its evaluation than short-term performance. With respect to the performance of the Growth Fund, the Board considered that although the Fund had underperformed its primary benchmark for the one- and three-year periods ended on July 31, 2005, it had comparable performance to its benchmark for the five- and ten-year periods ended on that date. With respect to the performance of the Mergers and Acquisitions Fund, the Board considered that the Fund had underperformed its primary benchmark for the one-year, three-year [and since inception] periods ended on July 31, 2005 but that the Fund was a specialty fund that offered a unique investment strategy and enhanced the range of investment options available to investors. In that connection, the Board was satisfied that the performance of the Mergers and Acquisitions Fund was reasonable in light of its investment objectives and strategies and the performance of other specialty funds.

The Board reviewed the fees payable under each Agreement. The Board examined the management fees paid by each Fund in light of fees charged by the Manager to similar funds it manages and similar retail funds that are advised by other investment advisers. The Board also reviewed and considered that each Fund’s management fee schedule was revised to provide for breakpoints, that is, a reduction of the applicable advisory fee rate as assets increase. In evaluating each Fund’s management fee schedule, the Board considered the quality and level of services provided and the Manager’s responsibilities to each Fund. In this connection, the Board considered a report provided by Lipper Inc., an independent third party company, containing information regarding the management fee and the total expense ratio for each Fund relative to the median and average management fee and expense ratios of its peer group. In that connection, the Board noted that, with respect to the Growth Fund, the management fee paid is higher than the median management fee of its peer group and its total expense ratio is comparable to the median total expense ratio of its peer group. With respect to the Mergers and Acquisitions Fund, the Board considered that the management fee and the total expense ratio are lower than the median management fee and the median total expense ratio, respectively, of its peer group. The Board further considered that the Manager had undertaken contractual expense limitations with respect to the Funds, which are subject to renewal by the Board and the Manager on an annual basis.

In addition, the Board evaluated, as applicable, the Manager’s and, to the extent information was available, each Subadviser’s costs and profitability in providing services to the Funds, including the costs associated with the research and investment processes, personnel, systems and infrastructure necessary to perform its functions. The Board also examined the advisory fees to be paid with respect to each Fund in light of the fees paid by similar funds advised by each Subadviser and similar retail funds that are advised by other investment advisers. In this connection, the Board considered that the advisory fee was in line with fees paid to each Subadviser with respect to other similar funds for which it serves as investment sub-adviser. The Board determined that the Manager’s management fee and profitability and the Fund’s overall expense ratios generally were more significant to the Board’s evaluation of the fees and expenses paid by the Fund than each Subadviser’s costs and profitability.

As part of its evaluation of the Manager’s and each Subadviser’s compensation, the Board also considered other benefits that may be realized by the Manager, each Subadviser and their respective affiliates from their relationship with the Corporation. In this connection, the Board noted, among other things, that AXA Equitable, the Manager’s affiliate, serves as the administrator for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Corporation’s audits, financial statements and tax returns and managing expenses and budgeting for the Corporation. In addition, the Board recognized that another affiliate of the Manager, Enterprise Fund Distributors, Inc., serves as the underwriter for the Corporation, and as such, receives Rule 12b-1 payments from the Funds with respect to their Class A, Class B and Class C shares to compensate them for providing shareholder services and selling activities which could lead to growth in the Corporation’s assets and the corresponding benefits of that growth, including economies of scale. Further, the Board recognized that Sanford C. Bernstein & Co., LLC which is a registered broker-dealer, is an affiliate of the Manager and from time to time may receive brokerage commissions from the Funds in connection with the purchase and sale of fund securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution.

The Board also noted, among other things, that each Subadviser, through its relationship as a subadviser to the Fund it advises, may engage in soft dollar transactions. In this regard, the Board considered each Subadviser’s procedures for executing portfolio transactions for the Fund it advises and each Subadviser’s policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers. In addition, the Board recognized that each Subadviser may be affiliated with registered broker-dealers, which may from time to time receive brokerage commissions from the Fund it advises in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution. Finally, the Board recognized that affiliates of each Subadviser may sell, and earn sales commissions from sales of, shares of the Fund it advises.

The Board also considered conflicts of interest that may arise between the Corporation, the Manager and each Subadviser in connection with the services it provides to the Corporation and the various relationships that each Subadviser and its affiliates may have with the Corporation. For example, actual or potential conflicts of interest may arise as a result of a Subadviser having responsibility for multiple accounts (including the Fund it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where a Subadviser has a greater financial incentive, such as a performance fee account. In this connection, the Board also took into consideration the manner in which such conflicts are addressed by the Subadviser.

Based on these considerations, the Board was satisfied, with respect to each Fund, that: (1) the Fund was reasonably likely to benefit from the nature, extent and quality of the Manager’s and the Subadviser’s services; (2) the performance of the Fund has been reasonable in relation to the performance of its benchmark; and (3) the Manager and the Subadviser’s compensation, including any direct and indirect benefits to be derived by them and their respective affiliates, is fair and reasonable. Based on the foregoing and the information described below, the Board, including the Independent Directors, approved the renewal of each Agreement with respect to the relevant Fund.

Federal Income Tax Information (Unaudited)

For the year ended October 31, 2005, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return and Treasury income were as follows:

	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain	Treasury Income
Funds:
AXA Enterprise Growth Fund	—%	$—	$251,726	$—	—%
AXA Enterprise Mergers and Acquisitions Fund	23.22	—	—	1,250,725	42.73

For the year ended October 31, 2005, the Funds below have designated the following amounts of their 2005 ordinary income distributions (located in Box 1 of Form 1099-DIV) as qualifying dividend income (“QDI”):

Fund	Qualifying Dividend Income
AXA Enterprise Growth Fund	$—
AXA Enterprise Mergers and Acquisitions Fund	1,150,481

Proxy Vote Results (Unaudited)

(1) On May 24, 2005, shareholders of the portfolio set forth below, voted to approve the Agreement and Plan of Conversion and Termination providing for the conversion of the portfolio into newly created, corresponding series of the AXA Enterprise Funds Trust.

Portfolio	Votes for	Against	Abstained
Enterprise Deep Value Fund	3,059,216.395	60,110.978	142,661.834
Enterprise Equity Income Fund	4,517,618.974	131,804.705	253,089.127
Enterprise Global Financial Services Fund	3,989,849.529	82,769.806	124,534.977
Enterprise Global Socially Responsive Fund	1,057,383.323	35,188.834	52,964.292
Enterprise Government Securities Fund	12,587,779.558	317,431.542	689,581.723
Enterprise Growth and Income Fund	4,098,000.150	134,829.858	196,871.675
Enterprise International Growth Fund	3,607,464.255	103,194.342	156,106.970
Enterprise Money Market Fund	287,597,200.260	9,697,135.259	18,731,727.098
Enterprise Short Duration Bond Fund	2,567,065.718	15,137.297	59,437.134
Enterprise Small Company Growth Fund	2,721,279.088	90,343.261	122,156.207
Enterprise Tax-Exempt Income Fund	1,669,114.575	16,818.683	101,848.961

(2) On May 24, 2005, shareholders voted to approve an Agreement and Plan of Reorganization and Termination providing for the Enterprise Strategic Allocation Fund into the AXA Enterprise Growth Fund, a newly created series of the AXA Enterprise Funds Trust.

Portfolio	Votes for	Against	Abstained
Enterprise Strategic Allocation Fund	2,731,432.678	56,255.033	81,120.998

(3) On May 24, 2005, shareholders voted to approve an Agreement and Plan of Reorganization and Termination providing for the reorganization of the Enterprise Total Return Fund, a series of The Enterprise Group of Funds, Inc., into the AXA Enterprise Multimanager Core Bond Fund, a series of the AXA Enterprise Multimanager Funds Trust.

Portfolio	Votes for	Against	Abstained
Enterprise Total Return Fund	5,773,151.364	236,673.626	216,246.410

(4) On May 24, 2005, Shareholders voted to approve an Agreement and Plan of Conversion and Termination providing for the reorganization of the Enterprise Managed Fund, a series of The Enterprise Group of Funds, Inc., into the AXA Enterprise Moderate-Plus Allocation Fund, a series of the AXA Enterprise Multimanager Funds Trust.

Portfolio	Votes for	Against	Abstained
Enterprise Managed Fund	11,684,758.573	474,614.293	709,503.500

(5) On July 22, 2005, Shareholders voted to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise High-Yield Bond Fund to a newly created, corresponding series of the AXA Enterprise Funds Trust.

Portfolio	Votes for	Against	Abstained
Enterprise High-Yield Bond Fund	16,100,737.569	403,423.506	668,421.808

(6) On July 22, 2005, Shareholders voted to approve an Agreement and Plan of Reorganization and Termination, providing for the reorganization of the Enterprise Multi-Cap Growth Fund into the AXA Enterprise Growth Fund, a newly created series of the AXA Enterprise Funds Trust.

Portfolio	Votes for	Against	Abstained
Enterprise Multi-Cap Growth Fund	7,134,857.416	224,365.215	438,760.717

(7) On July 22, 2005, Shareholders voted to approve an Agreement and Plan of Reorganization and Termination providing for the reorganization of the Enterprise Technology Fund, a series of The Enterprise Group of Funds, Inc., into the AXA Enterprise Multimanager Technology Fund, a series of the AXA Enterprise Multimanager Funds Trust.

Portfolio	Votes for	Against	Abstained
Enterprise Technology Fund	4,910,419.044	219,955.931	303,001.212

(8) On August 31, 2005, Shareholders voted to approve an Agreement and Plan of Conversion and Termination providing for the conversion of the Enterprise Capital Appreciation Fund, Enterprise Equity Fund and Enterprise Small Company Value Fund to newly created, corresponding series of the AXA Enterprise Funds Trust.

Portfolio	Votes for	Against	Abstained
Enterprise Capital Appreciation Fund	6,886,979.236	228,830.281	456,513.942
Enterprise Equity Fund	18,788,819.245	775,682.969	1,081,870.436
Enterprise Small Company Value Fund	37,250,143.266	1,306,745.856	2,156,135.806

MANAGEMENT OF THE CORPORATION (UNAUDITED)

The Board of Directors has the responsibility for the overall management of the Corporation and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Corporation who are responsible for administering the Corporation’s day-to-day operations. The Directors and officers of the Corporation, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Directors and Officers

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years	Number of Portfolios in EGF	Other Directorships
Non-Interested Parties:

Arthur T. Dietz, Atlanta, GA 1923	Director	1972	President, ADT Advisory Corp.	2	None

Arthur Howell, Esquire, Atlanta, GA 1918	Director	1968	Of Counsel, Alston & Bird LLP (law firm)	2	None

William A. Mitchell, Jr., Atlanta, GA 1940	Director and Chairman	1987	Chairman, Carter & Associates (real estate development)	2	None

Lonnie H. Pope, Macon, GA 1934	Director	1985	CEO, Longleaf Industries, Inc., (chemical manufacturing)	2	None

Interested Parties:

Steven M. Joenk New York, NY 1958	President and Chief Executive Officer, Director	2004	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, chairman and president of ECM, co-chairman of EFD and a director of MONY Capital Management Inc., Matrix Private Equities, Inc., Matrix Capital Markets Group Inc., 1740 Advisors, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	70	None

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years	Number of Portfolios in EGF	Other Directorships
Interested Parties: (Continued)

Kenneth T. Kozlowski New York, NY 1961	Chief Financial Officer and Treasurer	2004	From July 2004 to present, a director of ECM; from February 2001 to present, Vice President of AXA Financial; from October 1999 to February 2001, Assistant Vice President of AXA Financial.	2	None

Patricia Louie, New York, NY 1955	Vice President and Secretary	2004	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and counsel of AXA Financial and AXA Equitable.	2	None

Joseph J. Paolo, New York, NY 1970	Chief Compliance Officer	2004	From March 2004 to present, Vice President of AXA Financial and AXA Equitable and Chief Compliance Officer of AXA Financial’s Funds Management Group; from May 2002 to March 2004, Assistant Vice President and Compliance Director of AXA Financial and AXA Equitable, from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable; from June 1998 to February 2001, Principal Consultant, PricewaterhouseCoopers LLP.	2	None

Brian E. Walsh, New York, NY 1968	Vice President and Controller	2004	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable.	2	None

Name, Address and Year of Birth	Position(s) Held	Year of Election	Principal Occupation(s) During Past 5 Years	Number of Portfolios in EGF	Other Directorships
Interested Parties: (Continued)

Kenneth B. Beitler, New York, NY 1958	Vice President	2004	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.	2	None

Patricia A. Cox, New York, NY 1958	Vice President	2005	From September 2001 to present, Senior Vice President of Operations for Enterprise Funds Distributors, Inc.; from May 1996 to September 2001, Vice President of Operations for Enterprise Funds Distributors, Inc.	2	None

Andrew S. Novak, Esq. New York, NY 1968	Vice President and Assistant Secretary	2005	From May 2003 to present, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.; from August 1997 to August 2000, Vice President and Assistant General Counsel of Mitchell Hutchins Asset Management.	2	None

EGF	- The Enterprise Group of Funds, Inc.

ECM	- Enterprise Capital Management, Inc.

EFD	- Enterprise Fund Distributors, Inc.

The Enterprise Group of Funds Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request by calling 1-800-432-4320.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 10(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Arthur T. Dietz serves on its audit committee as an “audit committee financial expert” as defined in Item 3. Mr. Dietz is considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees for fiscal year 2005: $189,031 and fiscal year 2004: $414,531

(b)	Audit-Related Fees for fiscal year 2005: $0 and fiscal year 2004: $20,475

These services were primarily for work related to reviewing various SEC filings and agreed upon procedures relating to the semi annual report.

(c)	Tax Fees for fiscal year 2005: $173,950 and fiscal year 2004: $173,950

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)	All Other Fees for fiscal year 2005: $0 and fiscal year 2004: $0

All other fees include amounts related to review of the registrant’s various regulatory filings.

(e)(1)

The registrant’s audit committee has adopted policies and procedures with regard to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. Any audit amounts in excess of the pre-approved amounts must be approved by the audit committee or its delegate prior to payment.

(e)(2) None of the services include in (b) – (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For fiscal year 2005: $2,077,300

For fiscal year 2004: $4,622,960

(h)	The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 is filed herewith.

(a)(2)	Certifications required by Item 11(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 11(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Enterprise Group of Funds, Inc.

/s/ STEVEN M. JOENK
Steven M. Joenk
President and Chief Executive Officer

December 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ STEVEN M. JOENK
Steven M. Joenk
Chief Executive Officer

December 31, 2005

/s/ KENNETH T. KOZLOWSKI
Kenneth T. Kozlowski
Chief Financial Officer

December 31, 2005